21 Derivative financial liability - current (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Financial Liability - Current
Schedule of derivative financial liability
	2019 £’000	2018 £’000	2017 £’000
Equity settled derivative financial liability	–	–	–
At 1 January	–	–	400
Warrants issued	1,148	–	–
Gain recognised in finance income within the consolidated statement of comprehensive income	(484)	–	(400)
At 31 December	664	–	–